UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 97.9%
COVERED CALL 14.7%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	131,000	$2,206,040
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,178,272	15,400,015
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,426,417	14,378,283
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	477,365	5,413,319
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,690,162	15,853,720
Nuveen Equity Premium Opportunity Fund	124,300	1,499,058
		54,750,435
EMERGING MARKETS DEBT 1.1%
AllianceBernstein Global High Income Fund	281,243	4,227,082

ENERGY/ RESOURCES 3.5%
BlackRock Energy and Resources Trust	57,098	1,473,699
BlackRock Real Asset Equity Trust	409,755	3,679,600
Energy Select Sector SPDR Fund ETF	37,009	3,067,306
Market Vectors Oil Service ETF	99,620	4,690,110
		12,910,715
EQUITY TAX—ADVANTAGED 15.3%
Eaton Vance Tax-Advantaged Dividend Income Fund	828,226	14,916,350
Eaton Vance Tax-Advantaged Global Dividend Income Fund	532,200	8,307,642
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	219,592	4,956,191
Gabelli Dividend & Income Trust	761,463	15,137,885
John Hancock Tax-Advantaged Dividend Income Fund	551,307	9,592,742
Nuveen Tax-Advantaged Dividend Growth Fund	97,936	1,431,824
Nuveen Tax-Advantaged Total Return Strategy Fund	221,837	2,752,997
		57,095,631
FINANCIAL 0.4%
Financial Select Sector SPDR Fund	75,700	1,507,944

GLOBAL EQUITY DIVIDEND 0.8%
Alpine Total Dynamic Dividend Fund	717,896	2,885,942

GLOBAL HYBRID (GROWTH & INCOME) 1.9%
Clough Global Opportunities Fund	285,800	3,678,246
LMP Capital and Income Fund	228,500	3,397,795
		7,076,041

	Number of Shares	Value
GLOBAL INCOME 2.3%
Legg Mason BW Global Income Opportunities Fund	205,501	$3,438,032
Nuveen Multi-Currency Short-Term Government Income Fund	189,280	1,983,655
Templeton Global Income Fund	139,051	1,162,466
Western Asset Global High Income Fund	155,800	1,924,130
		8,508,283
HEALTH/BIOTECH 0.5%
BlackRock Health Sciences Trust	54,800	1,786,480

HIGH YIELD 5.5%
BlackRock Corporate High Yield Fund VI	32,500	382,200
New America High Income Fund	486,378	4,625,455
PIMCO High Income Fund	565,686	6,754,291
Pioneer Diversified High Income Trust	191,970	4,035,209
Pioneer High Income Trust	47,487	805,380
Wells Fargo Advantage Income Opportunities Fund	60,698	546,282
Western Asset High Income Fund II	42,938	404,905
Western Asset High Yield Defined Opportunity Fund	177,000	3,161,220
		20,714,942
INVESTMENT GRADE 1.3%
PIMCO Corporate and Income Opportunity Fund	278,086	5,019,452

LIMITED DURATION 0.7%
Eaton Vance Limited Duration Income Fund	99,437	1,555,195
Wells Fargo Advantage Multi-Sector Income Fund	73,400	1,037,876
		2,593,071
MASTER LIMITED PARTNERSHIPS 11.1%
ClearBridge Energy MLP Fund	42,200	1,124,630
ClearBridge Energy MLP Opportunity Fund	126,300	2,854,380
First Trust Energy Income and Growth Fund	347,780	11,128,960
First Trust Energy Infrastructure Fund	60,300	1,298,862
First Trust MLP and Energy Income Fund	331,639	6,496,808
Kayne Anderson Energy Total Return Fund	239,483	7,167,726
Kayne Anderson Midsteam/Energy Fund	130,490	4,186,119
Kayne Anderson MLP Investment Company	55,300	1,982,505
Nuveen Energy MLP Total Return Fund	281,723	5,271,038
		41,511,028
MULTI-SECTOR 13.9%
AllianzGI Convertible & Income Fund	1,027,914	9,693,229

	Number of Shares	Value
AllianzGI Convertible & Income Fund II	1,003,895	$8,643,536
PIMCO Dynamic Credit Income Fund	330,700	7,358,075
PIMCO Dynamic Income Fund	309,785	8,887,732
PIMCO Income Opportunity Fund	381,028	10,474,460
PIMCO Income Strategy Fund II	692,707	7,065,611
		52,122,643
MUNICIPAL 2.7%
BlackRock Long-Term Municipal Advantage Trust	71,379	756,617
BlackRock MuniEnhanced Fund	30,000	318,900
BlackRock MuniHoldings Investment Quality Fund	33,346	437,500
Eaton Vance Municipal Bond Fund	66,500	768,740
Eaton Vance Municipal Income Term Trust	27,820	402,555
Eaton Vance National Municipal Opportunities Trust	40,543	761,803
Nuveen Dividend Advantage Municipal Fund 2	110,463	1,432,705
Nuveen Municipal Advantage Fund	59,857	748,811
Nuveen Premier Municipal Income Fund	49,275	635,647
Nuveen Premium Income Municipal Fund 2	56,551	737,991
PIMCO Municipal Income Fund II	290,523	3,204,469
		10,205,738
PREFERRED 6.7%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	298,372	5,379,647
Flaherty & Crumrine/Claymore Total Return Fund	203,900	3,713,019
Nuveen Preferred & Income Term Fund	172,702	3,916,881
Nuveen Preferred Income Opportunities Fund	1,369,748	11,889,413
		24,898,960
REAL ESTATE 4.0%
Alpine Global Premier Properties Fund	706,031	5,090,484
CBRE Clarion Global Real Estate Income Fund	510,212	4,127,615
LMP Real Estate Income Fund	123,665	1,302,192
Nuveen Real Estate Income Fund	436,501	4,609,451
		15,129,742
SENIOR LOAN 4.3%
Eaton Vance Floating-Rate Income Trust	139,393	2,171,743
Eaton Vance Senior Income Trust	267,587	1,881,137
Nuveen Credit Strategies Income Fund	544,130	5,087,615
Nuveen Floating Rate Income Fund	246,200	2,944,552
Nuveen Short Duration Credit Opportunities Fund	147,000	2,809,170

		Number of Shares	Value
Pioneer Floating Rate Trust		79,551	$998,365
			15,892,582
U.S. GENERAL EQUITY 3.3%
Gabelli Equity Trust		645,153	4,335,428
Royce Value Trust		369,548	5,953,419
SPDR S&P 500 ETF Trust		12,700	2,134,870
			12,423,717
U.S. HYBRID (GROWTH & INCOME) 2.9%
DNP Select Income Fund		439,507	4,223,662
Guggenheim Strategic Opportunities Fund		295,127	6,492,794
			10,716,456
UTILITY 1.0%
Macquarie Global Infrastructure Total Return Fund		63,636	1,377,083
The Reaves Utility Income Trust		98,391	2,466,662
			3,843,745
TOTAL CLOSED-END FUNDS (Identified cost—$318,786,730)			365,820,629

SHORT-TERM INVESTMENTS 2.2%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(a)		4,201,025	4,201,025
Federated Government Obligations Fund, 0.01%(a)		4,201,347	4,201,347
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,402,372)			8,402,372

TOTAL INVESTMENTS (Identified cost—$327,189,102)	100.1%		374,223,001

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(537,810)

NET ASSETS (Equivalent to $13.62 per share based on 27,439,099 shares of common stock outstanding)	100.0%		$373,685,191

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2013.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Closed-End Funds	$365,820,629	$365,820,629	$—	$—
Money Market Funds	8,402,372	—	8,402,372	—
Total Investments(a)	$374,223,001	$365,820,629	$8,402,372	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$327,189,102
Gross unrealized appreciation	$53,103,834
Gross unrealized depreciation	(6,069,935)
Net unrealized appreciation	$47,033,899

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013